Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SELECTED INTERNATIONAL FUND, INC
Entity Central Index Key	0000084237
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000009554 [Member]
Shareholder Report [Line Items]
Fund Name	Selected International Fund
Class Name	Class D
Trading Symbol	SLSDX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Selected International Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at selectedfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-243-1575.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-243-1575
Additional Information Website	selectedfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Selected International Fund (Class D)	$44	0.81%*
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.81%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class D shares delivered a total return of 16.77%, versus a 17.90% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Communication Services (+28%), Financials (+26%), and Utilities (+25%)
    Weakest performing sectors - Health Care (+7%), Consumer Discretionary (+7%), and Energy (+11%)
Detractors from Performance
  Significantly overweight in Consumer Discretionary - (average weighting 35% vs 11%)
    Meituan (-18%) and Trip.com Group (-14%) - two largest individual detractors
    Delivery Hero (-4%), Misto Holdings (-1%), and JD.com (-3%)
  Industrials - underperformed the Index sector (+7% vs +25%) and underweight (average weighting 12% vs 14%)
  China holdings - significantly underperformed the Index China exposure (flat vs +17%)
  Individual holdings
    KE Holdings (-2%) and Teck Resources (flat)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+12% vs +7%)
    Naspers (+40%), Prosus (+40%), and Entain (+46%)
  No exposure to Health Care, the weakest performing sector of the Index
  Communication Services - outperformed the Index sector (+52% vs +28%)
    Sea (+51%) and NetEase (+54%)
  Information Technology - outperformed the Index sector (+25% vs +14%) and underweight (average weighting 7% vs 13%)
    Samsung Electronics (+24%)
  Financials - outperformed the Index sector (+27% vs +26%) and overweight (average weighting 29% vs 24%)
    Danske Bank (+53%) - largest individual contributor
    AIA Group (+26%), Metro Bank Holdings (+54%), and Ping An Insurance (+11%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Selected International Fund (Class D)	31.38%	5.64%	4.63%
MSCI ACWI ex USA	17.72%	10.12%	6.12%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com .
Net Assets	$ 58,100,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 120,100
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$58.1
Total number of portfolio holdings as of 06/30/25	29
Portfolio turnover rate for the period	6%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$120.1

Holdings [Text Block]	Top Sectors as of 06/30/25 Net Assets
Consumer Discretionary	33.56%
Financials	29.37%
Industrials	12.00%
Information Technology	7.36%
Communication Services	5.04%

Material Fund Change [Text Block]
How has the Fund changed?
At a meeting held on June 3, 2025, the Board of Directors approved an Agreement and Plan of Reorganization and Liquidation between Selected International Fund (SIF) and Davis International Fund (DIF). As such, effective November 7, 2025, DIF Class Y is expected, through a tax-free exchange, to acquire all of the net assets of SIF Class D. The purpose of this transaction is to combine two funds managed by Davis Selected Advisers, L.P. with the same or substantially similar investment objectives, investment policies, strategies, risks, and restrictions.
This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next supplement to its prospectus, which we expect to be available by October 6, 2025 at https://selectedfunds.com/resources/regulatory-documents or upon request by contacting Investor Services (1-800-243-1575 and slinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next supplement to its prospectus, which we expect to be available by October 6, 2025 at https://selectedfunds.com/resources/regulatory-documents or upon request by contacting Investor Services (1-800-243-1575 and slinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-243-1575
Updated Prospectus Email Address	slinvestor.services@dsaco.com
Updated Prospectus Web Address	https://selectedfunds.com/resources/regulatory-documents
C000009553 [Member]
Shareholder Report [Line Items]
Fund Name	Selected International Fund
Class Name	Class S
Trading Symbol	SLSSX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Selected International Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at selectedfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-243-1575.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-243-1575
Additional Information Website	selectedfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Selected International Fund (Class S)	$57	1.06%*
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.06%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class S shares delivered a total return of 16.70%, versus a 17.90% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Communication Services (+28%), Financials (+26%), and Utilities (+25%)
    Weakest performing sectors - Health Care (+7%), Consumer Discretionary (+7%), and Energy (+11%)
Detractors from Performance
  Significantly overweight in Consumer Discretionary - (average weighting 35% vs 11%)
    Meituan (-18%) and Trip.com Group (-14%) - two largest individual detractors
    Delivery Hero (-4%), Misto Holdings (-1%), and JD.com (-3%)
  Industrials - underperformed the Index sector (+7% vs +25%) and underweight (average weighting 12% vs 14%)
  China holdings - significantly underperformed the Index China exposure (flat vs +17%)
  Individual holdings
    KE Holdings (-2%) and Teck Resources (flat)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+12% vs +7%)
    Naspers (+40%), Prosus (+40%), and Entain (+46%)
  No exposure to Health Care, the weakest performing sector of the Index
  Communication Services - outperformed the Index sector (+52% vs +28%)
    Sea (+51%) and NetEase (+54%)
  Information Technology - outperformed the Index sector (+25% vs +14%) and underweight (average weighting 7% vs 13%)
    Samsung Electronics (+24%)
  Financials - outperformed the Index sector (+27% vs +26%) and overweight (average weighting 29% vs 24%)
    Danske Bank (+53%) - largest individual contributor
    AIA Group (+26%), Metro Bank Holdings (+54%), and Ping An Insurance (+11%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Selected International Fund (Class S)	31.08%	5.38%	4.32%
MSCI ACWI ex USA	17.72%	10.12%	6.12%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com .
Net Assets	$ 58,100,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 120,100
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$58.1
Total number of portfolio holdings as of 06/30/25	29
Portfolio turnover rate for the period	6%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$120.1

Holdings [Text Block]	Top Sectors as of 06/30/25 Net Assets
Consumer Discretionary	33.56%
Financials	29.37%
Industrials	12.00%
Information Technology	7.36%
Communication Services	5.04%

Material Fund Change [Text Block]
How has the Fund changed?
At a meeting held on June 3, 2025, the Board of Directors approved an Agreement and Plan of Reorganization and Liquidation between Selected International Fund (SIF) and Davis International Fund (DIF). As such, effective November 7, 2025, DIF Class A is expected, through a tax-free exchange, to acquire all of the net assets of SIF Class S. The purpose of this transaction is to combine two funds managed by Davis Selected Advisers, L.P. with the same or substantially similar investment objectives, investment policies, strategies, risks, and restrictions.
This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next supplement to its prospectus, which we expect to be available by October 6, 2025 at https://selectedfunds.com/resources/regulatory-documents or upon request by contacting Investor Services (1-800-243-1575 and slinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next supplement to its prospectus, which we expect to be available by October 6, 2025 at https://selectedfunds.com/resources/regulatory-documents or upon request by contacting Investor Services (1-800-243-1575 and slinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-243-1575
Updated Prospectus Email Address	slinvestor.services@dsaco.com
Updated Prospectus Web Address	https://selectedfunds.com/resources/regulatory-documents

[1]	Annualized.
[2]	Annualized.